Incorporated herein by reference is a supplement to the prospectuses of the MFS California Municipal Bond Fund, the MFS Municipal Income Fund, the MFS New York Municipal Bond Fund and the MFS Virginia Municipal Bond Fund, each a series of MFS Municipal Series Trust (File No. 2-92915), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2012 (SEC Accession No 0000912938-12-000354).